RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

13.	RELATED PARTIES

During the year and period ended December 31, 2022, the Company incurred approximately $1.6 million of expenses related to digital advertising and other business expenses that were paid by employees on the Company’s behalf and subject to expense reporting and reimbursement. As of December 31, 2022, related party balances owed for such arrangements totaled $686,476. Primary items included the following:

●	$643,407 due to Cory Rosenberg for digital advertising expenses including Meta, Google, and TikTok;

●	$29,435 due to Andrew Roda for digital advertising expenses including Meta, Google, and TikTok;

●	$1,278 due to the remaining First Person, Inc employees for regular course of business expenses incurred by the employees and invoiced for reimbursement during monthly expense reporting; and

●	$12,356 due to Darcy Campbell for regular business expenses and company costs incurred by employee to be reimbursed during monthly expense reporting.

During the year ended December 31, 2021, the Company loaned $50,500 to related parties, all of which had been repaid as of December 31, 2021. The related parties were two of the four INC Purchasers (see Note 1).